Share Price (Details)	Jan. 02, 2025 $ / shares
Class R [Member]
Share Price [Line Items]
Share Price	$ 10.21
Class I [Member]
Share Price [Line Items]
Share Price	9.52
Class RIA [Member]
Share Price [Line Items]
Share Price	$ 9.59